Cash and cash equivalents (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash and cash equivalents.
Banks and corporations	$ 8,976,534	$ 11,080,569
Short-term investments	3,939,317	3,467,859
Cash	1,897	1,478
Total cash and cash equivalents	$ 12,917,748	$ 14,549,906	$ 10,086,787	$ 5,082,308